DEFERRED REVENUE (Tables)	3 Months Ended
Mar. 31, 2017
Deferred Revenue Disclosure [Abstract]
Rollforward of deferred revenue

A rollforward of current deferred revenue follows.

	Williston Basin	Piceance/DJ Basins	Total current
	(In thousands)
Current deferred revenue, January 1, 2017	$—	$—	$—
Additions	—	3,574	3,574
Less revenue recognized	—	3,574	3,574
Current deferred revenue, March 31, 2017	$—	$—	$—

A rollforward of noncurrent deferred revenue follows.

	Williston Basin	Piceance/DJ Basins	Total noncurrent
	(In thousands)
Noncurrent deferred revenue, January 1, 2017	$37,693	$19,772	$57,465
Additions	—	—	—
Less revenue recognized	37,693	792	38,485
Noncurrent deferred revenue, March 31, 2017	$—	$18,980	$18,980